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Metropolitan Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116

May 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Separate Account UL
     File Nos. 033-91226 and 811-06025
     Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for MetLife Group Variable Universal Life variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI for that product contained in the Post-Effective Amendment No. 20 for the Account filed electronically with the Commission on April 11, 2013.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.
Assistant General Counsel